Contingent liabilities and legal proceedings - Indian tax cases and Indian regulatory cases (Details) € in Millions, £ in Millions, ₨ in Billions				1 Months Ended		12 Months Ended
	Feb. 12, 2016 INR (₨)	Apr. 23, 2015 EUR (€)	Jan. 03, 2013 INR (₨)	Apr. 30, 2013 EUR (€)	Jan. 31, 2012	Mar. 31, 2018 EUR (€) item	Apr. 21, 2016	Jul. 13, 2015 GBP (£)
Disclosure of contingent liabilities [line items]
Number of heads of tax subject to indemnity | item						2
total number of heads of tax | item						3
Indian tax cases | Vodafone International Holdings BV ('VIHBV')
Disclosure of contingent liabilities [line items]
Amount of damages sought | ₨	₨ 221		₨ 142
Percentage of penalty							100.00%
Indian tax cases | Vodafone India Limited (VIL) and Vodafone India Services Private Limited (VISPL)
Disclosure of contingent liabilities [line items]
Litigation period in courts					5 years
Amount of damages sought						€ 2,400.0
Percentage of penalty						300.00%
Indian tax cases | Vodafone India Services Private Limited
Disclosure of contingent liabilities [line items]
Tax liability						€ 264.0
Interest payable						€ 422.0
Deposit amount with tax authorities | £								£ 20
Indian regulatory cases
Disclosure of contingent liabilities [line items]
Number of public interest litigations | item						3
Indian regulatory case, 3G inter-circle roaming | Vodafone India
Disclosure of contingent liabilities [line items]
Amount of fine imposed by department of telecommunications				€ 5.5
Indian regulatory case, One time spectrum charges | Vodafone India
Disclosure of contingent liabilities [line items]
Amount of one time spectrum charges						€ 525.0
Indian regulatory case, Adjusted Gross Revenue ('AGR') | Vodafone India
Disclosure of contingent liabilities [line items]
Amount of impact on licence fees and spectrum usage charges		€ 1,670.0